iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.5%
Huntington Ingalls Industries, Inc. .............. 247,070 $ 57,310,357
L3Harris Technologies, Inc. .................. 333,993 75,843,130
Raytheon Technologies Corp. ................ 1,492,801 147,369,315
Textron, Inc.
(a)
........................... 316,317 22,578,708
303,101,510
a
Air Freight & Logistics  — 0.9%
CH Robinson Worldwide, Inc. ................ 371,515 37,233,233
Expeditors International of Washington, Inc. ....... 574,325 66,656,160
United Parcel Service, Inc., Class B ............ 429,227 81,437,239
185,326,632
a
Auto Components  — 0.3%
Aptiv PLC
(b)
............................. 347,533 37,071,345
Lear Corp. ............................. 138,855 20,028,445
57,099,790
a
Automobiles  — 1.6%
Ford Motor Co. .......................... 1,441,565 20,037,754
Rivian Automotive, Inc., Class A
(a) (b)
............. 666,635 21,358,985
Tesla, Inc.
(b)
............................. 1,540,932 300,019,460
341,416,199
a
Banks  — 3.9%
Bank of America Corp. ..................... 4,604,007 174,261,665
Citigroup, Inc. ........................... 1,308,147 63,327,396
First Republic Bank ....................... 165,375 21,103,504
Huntington Bancshares, Inc. ................. 2,650,551 41,030,530
JPMorgan Chase & Co. .................... 1,801,255 248,897,416
PNC Financial Services Group, Inc. (The) ........ 476,144 80,115,989
Regions Financial Corp. .................... 3,008,830 69,834,944
Truist Financial Corp. ...................... 809,496 37,892,508
U.S. Bancorp ........................... 466,847 21,190,185
Wells Fargo & Co. ........................ 1,220,404 58,518,372
816,172,509
a
Beverages  — 2.5%
Coca-Cola Co. (The) ...................... 3,868,231 246,058,174
Keurig Dr Pepper, Inc. ..................... 1,267,865 49,028,340
Molson Coors Beverage Co., Class B ........... 517,188 28,502,231
PepsiCo, Inc. ........................... 1,028,181 190,737,857
514,326,602
a
Biotechnology  — 2.6%
AbbVie, Inc. ............................ 834,473 134,500,358
Alnylam Pharmaceuticals, Inc.
(b)
............... 104,720 23,100,185
Amgen, Inc. ............................ 346,012 99,097,837
Biogen, Inc.
(b)
........................... 126,021 38,457,828
Gilead Sciences, Inc. ...................... 1,079,408 94,804,405
Horizon Therapeutics PLC
(b)
................. 264,227 26,499,326
Moderna, Inc.
(b)
.......................... 161,893 28,478,598
Regeneron Pharmaceuticals, Inc.
(b)
............. 61,213 46,013,812
Vertex Pharmaceuticals, Inc.
(b)
................ 144,126 45,601,466
536,553,815
a
Building Products  — 1.3%
Allegion PLC ............................ 179,236 20,370,171
Carrier Global Corp. ....................... 897,040 39,756,813
Fortune Brands Home & Security, Inc. ........... 313,178 20,463,050
Johnson Controls International PLC ............ 1,262,386 83,872,926
Owens Corning .......................... 246,842 21,929,443
Trane Technologies PLC .................... 453,030 80,829,613
267,222,016
a
Security Shares Value
a
Capital Markets  — 3.7%
Ameriprise Financial, Inc. ................... 106,094 $ 35,217,903
Bank of New York Mellon Corp. (The) ........... 874,911 40,158,415
BlackRock, Inc.
(c)
......................... 139,761 100,068,876
Charles Schwab Corp. (The) ................. 715,057 59,020,805
FactSet Research Systems, Inc. ............... 46,184 21,304,217
Goldman Sachs Group, Inc. (The) ............. 218,244 84,274,921
Intercontinental Exchange, Inc. ............... 327,719 35,495,245
Invesco Ltd. ............................ 1,065,001 20,352,169
LPL Financial Holdings, Inc. .................. 92,639 21,928,578
Moody's Corp. ........................... 221,791 66,153,602
Morgan Stanley .......................... 1,170,861 108,972,033
Nasdaq, Inc. ............................ 712,818 48,799,520
Northern Trust Corp. ....................... 218,322 20,327,961
S&P Global, Inc. ......................... 224,582 79,232,530
State Street Corp. ........................ 266,609 21,240,739
762,547,514
a
Chemicals  — 1.9%
CF Industries Holdings, Inc. .................. 199,009 21,530,784
Corteva, Inc. ............................ 309,090 20,758,484
Dow, Inc. .............................. 703,698 35,867,487
DuPont de Nemours, Inc. ................... 290,456 20,480,053
Ecolab, Inc. ............................ 623,647 93,441,030
International Flavors & Fragrances, Inc. .......... 355,094 37,576,047
Linde PLC ............................. 260,338 87,598,530
Mosaic Co. (The) ......................... 412,864 21,179,923
PPG Industries, Inc. ....................... 295,464 39,952,642
Sherwin-Williams Co. (The) .................. 84,233 20,989,179
399,374,159
a
Commercial Services & Supplies  — 0.2%
Republic Services, Inc. ..................... 151,016 21,035,019
Waste Management, Inc. .................... 134,974 22,637,839
43,672,858
a
Communications Equipment  — 0.9%
Arista Networks, Inc.
(b)
..................... 148,754 20,721,432
Cisco Systems, Inc. ....................... 2,483,793 123,494,188
Motorola Solutions, Inc. .................... 124,976 34,018,467
178,234,087
a
Construction & Engineering  — 0.1%
Quanta Services, Inc. ...................... 142,129 21,302,295
a
Consumer Finance  — 0.6%
American Express Co. ..................... 488,248 76,943,002
Discover Financial Services .................. 282,499 30,611,592
Synchrony Financial ....................... 626,693 23,551,123
131,105,717
a
Containers & Packaging  — 0.4%
Amcor PLC ............................. 4,037,517 49,863,335
Ball Corp. .............................. 430,759 24,156,965
74,020,300
a
Distributors  — 0.3%
LKQ Corp. ............................. 750,965 40,799,928
Pool Corp. ............................. 62,599 20,620,737
61,420,665
a
Diversified Financial Services  — 0.6%
Berkshire Hathaway, Inc., Class B
(b)
............ 353,110 112,500,846
Equitable Holdings, Inc. .................... 659,730 20,939,830
133,440,676
a

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Diversified Telecommunication Services  — 0.9%
AT&T, Inc. .............................. 3,796,012 $ 73,187,111
Verizon Communications, Inc. ................ 2,912,730 113,538,216
186,725,327
a
Electric Utilities  — 1.2%
Eversource Energy ....................... 956,906 79,289,231
Exelon Corp.
(a)
........................... 1,041,051 43,068,280
NextEra Energy, Inc. ...................... 1,408,522 119,301,813
241,659,324
a
Electrical Equipment  — 0.1%
Rockwell Automation, Inc. ................... 76,179 20,128,015
a
Electronic Equipment, Instruments & Components  — 0.5%
Keysight Technologies, Inc.
(b)
................. 279,302 50,522,939
TE Connectivity Ltd. ....................... 161,060 20,312,887
Trimble, Inc.
(b)
........................... 712,779 42,588,545
113,424,371
a
Energy Equipment & Services  — 0.5%
Baker Hughes Co., Class A .................. 886,823 25,735,603
Halliburton Co. .......................... 548,894 20,797,594
Schlumberger Ltd. ........................ 986,065 50,831,651
97,364,848
a
Entertainment  — 1.1%
Electronic Arts, Inc. ....................... 269,366 35,227,685
Netflix, Inc.
(b)
............................ 231,952 70,868,295
Walt Disney Co. (The)
(b)
.................... 1,138,773 111,451,713
Warner Bros Discovery, Inc., Series A
(b)
.......... 1,877,479 21,403,261
238,950,954
a
Equity Real Estate Investment Trusts (REITs)  — 2.7%
Alexandria Real Estate Equities, Inc. ............ 134,468 20,924,565
American Tower Corp. ..................... 372,995 82,525,144
AvalonBay Communities, Inc. ................ 119,601 20,918,215
Boston Properties, Inc. ..................... 284,320 20,493,786
Crown Castle, Inc. ........................ 408,051 57,710,653
Digital Realty Trust, Inc. .................... 268,959 30,247,129
Equinix, Inc. ............................ 93,257 64,407,947
Healthpeak Properties, Inc. .................. 989,675 25,988,866
Host Hotels & Resorts, Inc. .................. 1,103,906 20,907,980
Iron Mountain, Inc. ........................ 385,356 20,936,391
Prologis, Inc. ............................ 510,566 60,139,569
SBA Communications Corp., Class A ............ 72,411 21,672,612
Ventas, Inc. ............................ 883,840 41,125,075
Welltower, Inc. ........................... 901,628 64,042,637
Weyerhaeuser Co. ........................ 626,649 20,497,689
572,538,258
a
Food & Staples Retailing  — 1.0%
Costco Wholesale Corp. .................... 262,791 141,710,047
Kroger Co. (The) ......................... 872,267 42,906,814
Walgreens Boots Alliance, Inc. ................ 508,634 21,108,311
205,725,172
a
Food Products  — 1.9%
Archer-Daniels-Midland Co.
(a)
................. 518,653 50,568,667
Bunge Ltd. ............................. 397,567 41,680,924
Darling Ingredients, Inc.
(b)
................... 282,261 20,274,808
General Mills, Inc. ........................ 1,297,163 110,648,004
Hormel Foods Corp. ....................... 464,703 21,841,041
Kellogg Co. ............................. 1,205,123 87,913,723
McCormick & Co., Inc., NVS ................. 270,248 23,019,725
Mondelez International, Inc., Class A ............ 590,096 39,896,390
395,843,282
a
Security Shares Value
a
Gas Utilities  — 0.1%
UGI Corp. .............................. 533,507 $ 20,620,046
a
Health Care Equipment & Supplies  — 2.3%
Abbott Laboratories ....................... 1,032,431 111,068,927
ABIOMED, Inc.
(b)
......................... 53,401 20,174,364
Baxter International, Inc. .................... 366,457 20,715,814
Becton Dickinson and Co. ................... 113,074 28,193,871
Dexcom, Inc.
(b)
.......................... 271,503 31,570,369
Edwards Lifesciences Corp.
(b)
................ 611,568 47,243,628
Hologic, Inc.
(b)
........................... 274,271 20,888,480
IDEXX Laboratories, Inc.
(b)
................... 78,079 33,251,504
Insulet Corp.
(b)
........................... 87,063 26,064,050
Intuitive Surgical, Inc.
(b)
..................... 191,705 51,835,115
Medtronic PLC .......................... 275,933 21,809,744
ResMed, Inc. ........................... 120,894 27,829,799
STERIS PLC ............................ 234,038 43,470,218
484,115,883
a
Health Care Providers & Services  — 3.5%
Cardinal Health, Inc. ....................... 260,524 20,886,209
Cigna Corp. ............................ 266,166 87,539,336
CVS Health Corp. ........................ 545,812 55,607,327
Elevance Health, Inc. ...................... 207,028 110,329,362
HCA Healthcare, Inc. ...................... 102,397 24,597,807
Humana, Inc. ........................... 47,868 26,322,613
Molina Healthcare, Inc.
(b)
.................... 68,585 23,097,371
Quest Diagnostics, Inc. ..................... 291,081 44,194,828
UnitedHealth Group, Inc. .................... 620,420 339,841,259
732,416,112
a
Health Care Technology  — 0.1%
Veeva Systems, Inc., Class A
(b)
............... 109,915 20,923,419
a
Hotels, Restaurants & Leisure  — 1.9%
Airbnb, Inc., Class A
(b)
...................... 206,274 21,068,826
Booking Holdings, Inc.
(a)(b)
................... 28,653 59,582,481
Caesars Entertainment, Inc.
(b)
................ 404,579 20,556,659
Chipotle Mexican Grill, Inc.
(b)
................. 14,342 23,333,860
Hilton Worldwide Holdings, Inc.
(a)
.............. 370,496 52,840,140
Las Vegas Sands Corp.
(b)
................... 461,974 21,638,862
McDonald's Corp. ........................ 200,631 54,730,131
Starbucks Corp. .......................... 839,231 85,769,408
Vail Resorts, Inc. ......................... 130,689 33,657,645
Yum! Brands, Inc. ........................ 161,847 20,823,235
394,001,247
a
Household Products  — 1.5%
Clorox Co. (The)
(a)
........................ 137,301 20,409,794
Colgate-Palmolive Co. ..................... 708,223 54,873,118
Kimberly-Clark Corp. ...................... 446,042 60,496,676
Procter & Gamble Co. (The) ................. 1,251,055 186,607,364
322,386,952
a
Industrial Conglomerates  — 1.0%
3M Co. ................................ 682,912 86,026,425
General Electric Co. ....................... 235,759 20,268,201
Honeywell International, Inc. ................. 448,677 98,507,035
204,801,661
a
Insurance  — 1.9%
Allstate Corp. (The) ....................... 152,002 20,353,068
American International Group, Inc. ............. 550,648 34,751,395
Arch Capital Group Ltd.
(b)
................... 350,860 21,020,023
Assurant, Inc. ........................... 86,525 11,094,235
Chubb Ltd. ............................. 164,711 36,168,888
Marsh & McLennan Companies, Inc.
(a)
........... 318,445 55,148,305

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Progressive Corp. (The) .................... 413,532 $ 54,648,254
Prudential Financial, Inc. .................... 954,636 103,129,327
Travelers Companies, Inc. (The) ............... 337,160 63,996,340
400,309,835
a
Interactive Media & Services  — 3.8%
Alphabet, Inc., Class A
(b)
.................... 3,170,772 320,216,264
Alphabet, Inc., Class C, NVS
(b)
................ 3,126,161 317,149,034
Meta Platforms, Inc., Class A
(b)
................ 1,073,446 126,773,972
ZoomInfo Technologies, Inc.
(b)
................ 831,605 23,783,903
787,923,173
a
Internet & Direct Marketing Retail  — 2.5%
Amazon.com, Inc.
(b)
....................... 5,194,070 501,435,518
MercadoLibre, Inc.
(a)(b)
...................... 31,019 28,878,224
530,313,742
a
IT Services  — 4.8%
Accenture PLC, Class A
(a)
................... 405,511 122,030,425
Akamai Technologies, Inc.
(b)
.................. 364,328 34,560,154
Automatic Data Processing, Inc. ............... 533,149 140,825,977
Fidelity National Information Services, Inc. ........ 658,594 47,800,753
Fiserv, Inc.
(b)
............................ 370,805 38,697,210
GoDaddy, Inc., Class A
(b)
.................... 272,250 21,543,142
International Business Machines Corp. .......... 570,900 85,007,010
Mastercard, Inc., Class A
(a)
.................. 488,757 174,192,995
MongoDB, Inc., Class A
(b)
................... 126,100 19,254,209
PayPal Holdings, Inc.
(b)
..................... 654,292 51,303,036
Snowflake, Inc., Class A
(a)(b)
.................. 138,039 19,725,773
Twilio, Inc., Class A
(b)
...................... 409,306 20,064,180
VeriSign, Inc.
(b)
.......................... 104,089 20,798,023
Visa, Inc., Class A
(a)
....................... 948,063 205,729,671
1,001,532,558
a
Leisure Products  — 0.3%
Hasbro, Inc. ............................ 956,100 60,062,202
a
Life Sciences Tools & Services  — 2.1%
Agilent Technologies, Inc.
(a)
.................. 400,319 62,041,439
Danaher Corp. .......................... 528,958 144,622,407
Illumina, Inc.
(b)
........................... 113,655 24,785,882
IQVIA Holdings, Inc.
(b)
...................... 104,793 22,846,970
Mettler-Toledo International, Inc.
(b)
............. 15,556 22,860,475
Thermo Fisher Scientific, Inc.
(a)
................ 145,618 81,578,116
Waters Corp.
(b)
.......................... 111,760 38,736,016
West Pharmaceutical Services, Inc. ............ 144,675 33,949,436
431,420,741
a
Machinery  — 1.9%
Caterpillar, Inc. .......................... 305,624 72,252,570
Cummins, Inc. ........................... 131,990 33,150,608
Deere & Co. ............................ 159,788 70,466,508
Dover Corp. ............................ 210,129 29,827,812
Fortive Corp. ............................ 409,286 27,647,269
IDEX Corp. ............................. 190,447 45,229,258
Illinois Tool Works, Inc. ..................... 89,123 20,272,809
Ingersoll Rand, Inc. ....................... 402,054 21,698,854
Pentair PLC ............................ 447,602 20,486,743
Xylem, Inc.
(a)
............................ 406,313 45,649,266
386,681,697
a
Media  — 0.6%
Comcast Corp., Class A .................... 2,505,015 91,783,750
Interpublic Group of Companies, Inc. (The) ....... 610,798 20,987,019
Security Shares Value
a
Media (continued)
Paramount Global, Class B, NVS .............. 1,083,709 $ 21,760,877
134,531,646
a
Metals & Mining  — 0.5%
Freeport-McMoRan, Inc. .................... 632,216 25,162,197
Newmont Corp. .......................... 598,459 28,408,849
Nucor Corp. ............................ 146,300 21,937,685
Steel Dynamics, Inc. ....................... 200,865 20,875,899
96,384,630
a
Multiline Retail  — 0.5%
Dollar General Corp. ...................... 78,260 20,009,517
Dollar Tree, Inc.
(b)
......................... 123,370 18,541,277
Target Corp. ............................ 370,272 61,861,343
100,412,137
a
Multi-Utilities  — 1.1%
Consolidated Edison, Inc. ................... 692,521 67,894,759
Public Service Enterprise Group, Inc. ........... 2,100,953 127,212,704
Sempra Energy .......................... 235,993 39,219,677
234,327,140
a
Oil, Gas & Consumable Fuels  — 4.8%
Cheniere Energy, Inc. ...................... 281,962 49,444,856
Chevron Corp. ........................... 1,021,600 187,269,496
ConocoPhillips .......................... 884,492 109,243,607
Devon Energy Corp. ....................... 289,475 19,834,827
EOG Resources, Inc. ...................... 185,477 26,324,751
EQT Corp. ............................. 491,236 20,833,319
Exxon Mobil Corp. ........................ 2,148,439 239,207,198
Hess Corp. ............................. 518,611 74,633,309
Marathon Petroleum Corp. .................. 297,538 36,243,104
Occidental Petroleum Corp. .................. 499,361 34,700,596
ONEOK, Inc. ............................ 1,238,092 82,853,117
Ovintiv, Inc. ............................. 675,932 37,689,968
Phillips 66 .............................. 246,278 26,706,386
Pioneer Natural Resources Co. ............... 80,644 19,031,177
Valero Energy Corp. ....................... 242,098 32,349,135
996,364,846
a
Personal Products  — 0.1%
Estee Lauder Companies, Inc. (The), Class A ...... 86,599 20,419,178
a
Pharmaceuticals  — 4.5%
Bristol-Myers Squibb Co. .................... 1,422,531 114,200,788
Eli Lilly & Co. ........................... 475,864 176,583,613
Johnson & Johnson ....................... 1,308,958 232,994,524
Merck & Co., Inc. ......................... 1,618,798 178,262,036
Pfizer, Inc. ............................. 3,150,467 157,932,911
Zoetis, Inc., Class A ....................... 524,008 80,770,593
940,744,465
a
Professional Services  — 0.2%
Leidos Holdings, Inc. ...................... 220,143 24,068,234
Robert Half International, Inc. ................. 267,817 21,098,623
45,166,857
a
Real Estate Management & Development  — 0.3%
CBRE Group, Inc., Class A
(a)(b)
................ 690,602 54,971,919
a
Road & Rail  — 0.7%
CSX Corp. ............................. 652,695 21,336,600
Norfolk Southern Corp. ..................... 106,010 27,191,565
Old Dominion Freight Line, Inc. ............... 67,782 20,511,511
Uber Technologies, Inc.
(b)
................... 1,134,909 33,071,248

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Road & Rail (continued)
Union Pacific Corp. ....................... 241,589 $ 52,528,696
154,639,620
a
Semiconductors & Semiconductor Equipment  — 5.1%
Advanced Micro Devices, Inc.
(b)
............... 950,286 73,770,702
Applied Materials, Inc. ..................... 723,327 79,276,639
Broadcom, Inc. .......................... 153,999 84,858,069
Enphase Energy, Inc.
(b)
..................... 66,603 21,352,256
First Solar, Inc.
(b)
......................... 121,067 20,887,689
Intel Corp. ............................. 3,042,282 91,481,420
Lam Research Corp. ...................... 120,388 56,868,883
Marvell Technology, Inc. .................... 735,134 34,198,434
Micron Technology, Inc. ..................... 596,827 34,407,077
NVIDIA Corp. ........................... 1,554,647 263,092,912
NXP Semiconductors NV ................... 262,661 46,186,310
ON Semiconductor Corp.
(b)
.................. 278,809 20,966,437
QUALCOMM, Inc. ........................ 624,103 78,942,788
Texas Instruments, Inc. ..................... 818,493 147,705,247
Wolfspeed, Inc.
(b)
......................... 221,524 20,140,962
1,074,135,825
a
Software  — 9.3%
Adobe, Inc.
(b)
............................ 365,818 126,181,603
ANSYS, Inc.
(b)
........................... 105,975 26,949,443
Autodesk, Inc.
(b)
.......................... 308,961 62,394,674
Black Knight, Inc.
(b)
........................ 331,492 20,549,189
Cadence Design Systems, Inc.
(b)
.............. 260,101 44,747,776
Ceridian HCM Holding, Inc.
(b)
................. 308,938 21,143,717
Gen Digital, Inc. .......................... 890,993 20,457,199
HubSpot, Inc.
(b)
.......................... 73,943 22,406,947
Intuit, Inc. .............................. 192,704 78,544,223
Microsoft Corp. .......................... 4,330,911 1,104,988,633
Oracle Corp. ............................ 711,953 59,113,458
Palo Alto Networks, Inc.
(b)
................... 120,337 20,445,256
PTC, Inc.
(b)
............................. 193,187 24,575,318
Roper Technologies, Inc. .................... 55,294 24,267,984
Salesforce, Inc.
(a)(b)
........................ 709,722 113,732,950
ServiceNow, Inc.
(b)
........................ 144,672 60,226,954
Splunk, Inc.
(b)
........................... 260,769 20,256,536
Synopsys, Inc.
(b)
......................... 144,865 49,187,462
VMware, Inc., Class A
(b)
.................... 218,924 26,597,077
Workday, Inc., Class A
(a)(b)
................... 137,355 23,061,904
1,949,828,303
a
Specialty Retail  — 2.3%
Best Buy Co., Inc. ........................ 558,201 47,614,545
Home Depot, Inc. (The) .................... 686,085 222,284,679
Lowe's Companies, Inc. .................... 502,327 106,769,604
TJX Companies, Inc. (The)
(a)
................. 549,046 43,951,133
Tractor Supply Co.
(a)
....................... 133,759 30,270,999
Ulta Beauty, Inc.
(b)
........................ 45,893 21,332,902
472,223,862
a
Technology Hardware, Storage & Peripherals  — 6.9%
Apple, Inc. ............................. 9,097,226 1,346,662,365
Hewlett Packard Enterprise Co. ............... 3,739,026 62,740,856
HP, Inc. ............................... 1,026,862 30,846,935
1,440,250,156
a
Textiles, Apparel & Luxury Goods  — 0.6%
Lululemon Athletica, Inc.
(a)(b)
.................. 71,642 27,246,169
Nike, Inc., Class B ........................ 644,818 70,730,087
VF Corp. .............................. 645,316 21,179,271
119,155,527
a
Security Shares Value
a
Trading Companies & Distributors  — 0.8%
Fastenal Co. ............................ 393,671 $ 20,277,993
Ferguson PLC ........................... 451,145 52,887,728
United Rentals, Inc.
(b)
...................... 78,340 27,656,370
WW Grainger, Inc. ........................ 98,244 59,247,027
160,069,118
a
Water Utilities  — 0.3%
American Water Works Co., Inc. ............... 161,019 24,436,243
Essential Utilities, Inc. ...................... 852,625 41,130,630
65,566,873
a
Wireless Telecommunication Services  — 0.1%
T-Mobile U.S., Inc.
(b)
....................... 135,887 20,581,445
a
Total Long-Term Investments — 99.6%
(Cost: $20,335,161,506) .............................. 20,755,979,710
a
Short-Term Securities
Money Market Funds  —  1.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.06%
(c)(d)(e)
...................... 158,295,640 158,311,469
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.64%
(c)(d)
............................ 59,115,816 59,115,816
a
Total Short-Term Securities — 1.0%
(Cost: $217,373,544) ................................ 217,427,285
Total Investments — 100.6%
(Cost: $20,552,535,050) .............................. 20,973,406,995
Liabilities in Excess of Other Assets — (0.6)% ............... (126,643,949)
Net Assets — 100.0% ................................. $ 20,846,763,046
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/22
  Shares
Held at
11/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 182,787,820  $ —  $ (24,407,000)
(a)
$ (24,548) $ (44,803) $ 158,311,469  158,295,640  $ 217,907
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 92,176,498  —  (33,060,682)
(a)
—  —  59,115,816  59,115,816  595,950  —
BlackRock, Inc. ... 117,271,979  1,735,231  (25,786,013) (2,853,834) 9,701,513  100,068,876  139,761  858,958  —
$ (2,878,382) $ 9,656,710
$ 317,496,161
$ 1,672,815  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 478 12/16/22 $ 97,542 $ 3,718,779

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
ESG Aware MSCI USA ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 20,755,979,710 $ — $ — $ 20,755,979,710
Short-Term Securities
Money Market Funds ...................................... 217,427,285 — — 217,427,285
$ 20,973,406,995 $ — $ — $ 20,973,406,995
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,718,779 $ — $ — $ 3,718,779
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares